Digital Currencies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	March 31, 2022	March 31, 2021
Bitcoin	$117,669,390	$18,858,987
Ethereum	52,301,707	38,640,733
Ethereum Classic	29,315	-
Total	$170,000,412	$57,499,720

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins
Digital assets, March 31, 2020	$867,430	135
Digital currency mined	13,729,050	595
Digital currency sold	(5,040,223)	(407)
Revaluation adjustment	9,302,730	-
Digital assets, March 31, 2021	18,858,987	322
Digital currency mined	109,289,154	2,368
Digital currency sold	(3,134,857)	(94)
Revaluation adjustment	(7,343,894)	-
Digital currencies, March 31, 2022	$117,669,390	2,596

Ethereum	Amount	Number of coins
Digital assets, March 31, 2020	$2,364,150	17,697
Digital currency mined	52,407,332	96,333
Digital assets received	1,026,806	632
Digital currency sold	(32,600,918)	(94,620)
Revaluation adjustment	15,443,363	-
Digital assets, March 31, 2021	38,640,733	20,041
Digital currency mined	97,854,252	31,840
Digital currency sold	(103,791,716)	(35,716)
Revaluation adjustment	19,598,438	-
Digital currencies, March 31, 2022	$52,301,707	16,165

Ethereum Classic	Amount	Number of coins
Digital assets, March 31, 2020	$223,994	45,251
Digital currency mined	561,542	88,689
Digital assets received	(664)	(6)
Digital currency sold	(764,617)	(133,935)
Revaluation adjustment	(20,255)	-
Digital assets, March 31, 2021	-	-
Digital currency mined	2,465,241	50,853
Digital assets received	751	-
Digital currency sold	(2,461,250)	(50,228)
Revaluation adjustment	24,573	-
Digital currencies, March 31, 2022	$29,315	625